Income Taxes (Details) - Schedule of Deferred Tax Assets - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit losses	¥ 11,496	¥ 12,870
Impairment loss on long-lived assets and long-term prepaid expenses	52,962	53,832
Impairment loss on long-term investments	22,421	17,920
Accrued Liabilities	7,635	12,401
Deductible temporary difference related to advertising expenses	4,595	4,602
Deferred subsidy income	198	289
Net operating loss carrying forwards	352,068	301,768
Total deferred tax assets	451,375	403,682
Less: valuation allowance	(451,375)	(403,682)	¥ (382,720)
Deferred tax assets, net